Mandatory convertible debentures, Mandatory Convertible Debentures (FY) (Details) - Mandatory Convertible Debentures [Member] - Devvio Inc. [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jan. 12, 2024	Jan. 31, 2025	Jul. 31, 2024
Component of Mandatory Convertible Debentures [Abstract]
Beginning balance		$ 127,500	$ 0
Issued	$ 100,000		100,000
Change in fair value of mandatory convertible debentures		(70,500)	27,500
Ending balance		0	127,500
DevvStream Holdings, Inc. [Member]
Component of Mandatory Convertible Debentures [Abstract]
Beginning balance		$ 127,500	0
Issued	$ 100,000		100,000
Change in fair value of mandatory convertible debentures			27,500
Ending balance			$ 127,500